Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Company's Combined Proportionate Share of Major Components of Financial Statements

The Company’s net income includes the proportionate share of net income or loss of its equity method investees, including the Company’s 76% interest in an entity subject to shared control. When a proportionate share of net income is recorded, it increases equity income in the consolidated statements of income and the carrying value of those investments. Conversely, when a proportionate share of a net loss is recorded, it decreases equity income in the consolidated statements of income and the carrying value of those investments. The following is the Company’s combined proportionate share of the major components of the financial statements of the entities in which the Company accounts for using the equity method:

Balance Sheets

	2015	2014
Current assets	$491	$418
Long-term assets	$343	$262
Current liabilities	$392	$315
Long-term liabilities	$167	$123

Statements of Income

	2015	2014
Sales	$1,726	$1,601
Cost of goods sold, expenses and income taxes	1,522	1,396

Net income	$204	$205